Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Plan’s RSUs Award Activity	A summary of the Plan’s RSUs award activity is as follows:
Restricted Stock Units
Nonvested at January 1, 2024	1,127,196
Granted	61,049
Forfeited	37,230
Vested	—
Nonvested at September 30, 2024	1,151,015
Vested at September 30, 2024	—

Schedule of Plan’s RSUs Vesting	The fair value of these RSUs is estimated based on the fair value of the Company’s common stock on the date of grant using the closing price on the day of grant. A summary of the Plan’s RSUs vesting schedule is as follows:
Vesting Date for RSUs granted on December 21, 2023	RSU Vested (% of total)
December 21, 2024	15.0%
December 21, 2025	17.5%
December 21, 2026	20.0%
December 21, 2027	22.5%
December 21, 2028	25.0%
Vesting Date for RSUs granted on May 21, 2024	RSU Vested (% of total)
May 21, 2025	15.0%
May 21, 2026	17.5%
May 21, 2027	20.0%
May 21, 2028	22.5%
May 21, 2029	25.0%
Vesting Date for RSUs granted on June 25, 2024	RSU Vested (% of total)
June 25, 2025	15.0%
June 25, 2026	17.5%
June 25, 2027	20.0%
June 25, 2028	22.5%
June 25, 2029	25.0%
The fair value of these RSUs is estimated based on the fair value of the Company’s common stock on the date of grant using the closing price on the day of grant. A summary of the Plan’s RSUs vesting schedule is as follows:
Vesting Date	RSU Vested (% of total)
December 1, 2024	15%
December 1, 2025	17.5%
December 1, 2026	20%
December 1, 2027	22.5%
December 1, 2028	25%

Schedule of RSUs Award Activity	A summary of the Plan’s RSUs award activity is as follows:
Restricted Stock Units
Nonvested at January 1, 2023	—
Granted	1,127,196
Forfeited	—
Vested	—
Expired	—
Nonvested at December 31, 2023	1,127,196
Vested at December 31, 2023	—